SCHEDULE OF DEPRECIATION OF EQUIPMENT AND SOFTWARE STRAIGHT LINE METHOD (Details) - Seamless Group Inc. [Member]	Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Renovation [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	33.00%
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	33.00%
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	20.00%
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	10.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of equipment and software	20.00%